Private and confidential

The Directors	RBC Capital Markets LLC
Diamond Head Aviation 2015 Limited	200 Vesey Street, 8th floor
PO Box 309	New York, NY 10281
Ugland House, Grand Cayman	United States of America, (as “Manager”)
KY1-1104, Cayman Islands, (as “Issuer”)

AWAS Aviation Capital Limited	Mitsubishi UFJ Securities (USA), Inc.
Block B, Riverside IV	1633 Broadway, 29th Floor
Sir John Rogerson’s Quay	New York, New York 10019-6708
Dublin 4	United States of America, (as “Manager”)
Ireland, (as “Originator”)

Wells Fargo Securities, LLC	Credit Agricole Securities (USA) Inc.
550 S. Tryon Street, 5th Floor	1301 Avenue of the Americas
Charlotte, NC 28202-6000	New York, NY 10019
United States of America, (as “Lead Manager”)	United States of America, (as “Manager”)

July 14, 2015

Ladies and Gentlemen

Agreed upon procedures letter for Securitization project (the “AUP Letter”) in connection with proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

1	In accordance with the terms of our arrangement letter dated July 13, 2015 we have read the items identified by you in respect of certain specified lease information in the form set out in Attachment A (the “Data sheet”) in respect of 30 commercial jet aircraft (the “Aircraft”) to be acquired by the Issuer which has been prepared and provided to us by the Originator. In accordance with International Standard on Related Services 4400, Engagements to Perform Agreed-Upon Procedures Regarding Financial Information, we applied certain procedures, as indicated by the symbols and explained in paragraph 12 below, to the specified lease information contained on the Data sheet in respect of the Aircraft. A copy of the Data sheet is attached hereto and initialled by us for the purpose of identification.

2	The Data sheet has been prepared by the Originator and the information included therein has been extracted from certain of the information systems and other sources maintained by the Originator. The Data sheet is the responsibility of the Directors of the Issuer.

Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

3	For the purposes of this letter “Lease Agreement” shall mean copies of the signed lease agreements between the Originator and/or its subsidiaries and the respective lessees as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, debt deferral or restructuring agreements and other relevant lease related agreements where appropriate as provided to us by the Originator in respect of the Aircraft.

4	We understand that the Data sheet for the Aircraft has been prepared for the particular purpose of summarising certain of the principal economic terms of the Lease Agreements for the Aircraft, which is being used to present certain information to be included in the Preliminary Offering Memorandum relating to the issuance and offering by the Issuer. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information.

5	This AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter.

6	We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the specified elements, accounts or items. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

7	This letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter.

8	The U.S. Securities and Exchange Commission (SEC) Release No. 34-72396, Nationally Recognized Statistical Rating Organizations (the “Release”) defines certain services which are considered to be due diligence (“Due Diligence”). The Release requires the issuer or underwriter of any ABS (as defined in the Securities Exchange Act of 1934) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter. This is accomplished by including such information in Form ABS-15G, “Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934” which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the Issuer’s 17g-5 website for the related ABS transaction.

Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter. This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter. To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter.

2

Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

9	The Lease Agreements in respect of the Aircraft were provided to us by the Originator in the period from May 7, 2015 to July 7, 2015.

The Originator has informed us that the Data sheet in respect of the Aircraft reflects the amendments and other modifications to the Lease Agreements in the period from May 7, 2015 to July 7, 2015 but does not reflect amendments or other modifications to the Lease Agreements in the period from July 7, 2015 to July 14, 2015. We have carried out no procedures in respect of amendments or other modifications to the Lease Agreements in the period since July 7, 2015.

We performed the procedures enumerated at 12 below in respect of the Lease Agreements provided to us by the Originator.

10	Our procedures were based solely on copies of the Lease Agreements and other related information provided to us by the Originator in respect of the Aircraft and we make no comment on the completeness or accuracy of the Lease Agreements and such related information.

11	It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Lease Agreements or regarding the sufficiency for your purposes of the procedures enumerated at 12 below. Furthermore we make no representations as to the compliance of the lessees or any member of the Originator group with any or all of the terms of the Lease Agreements. Our procedures were restricted to those set out at 12 below.

Procedures Performed and Findings

12	Other than the procedures enumerated below we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

Item Description

(i) MSN

a	We compared the ‘MSN’ (manufacturer’s serial number) shown on the Data sheet to the manufacturer’s serial number shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(ii) Aircraft Type

b	We compared the ‘Aircraft Type’ shown on the Data sheet to the aircraft type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(iii) Manufacturer

c	We compared the ‘Manufacturer’ shown on the Data sheet to the aircraft manufacturer shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

3

Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

(iv)	Engine Type

d	We compared the ‘Engine Type’ shown on the Data sheet to the engine type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(v)	Date of Build / First Flight

e	We compared the ‘Date of Build/ First Flight’ shown on the Data sheet to the date of manufacture shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

ea	We noted that the original bill of sale from the Manufacturer was not held by the Originator. In the absence of the original bill of sale we compared the ‘Date of Build / First Flight’ shown on the Data sheet to the date on an export certificate of airworthiness, used by the Originator as the date of manufacture, for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We make no further comment on this item.

(vi)	Full Name

f	We compared the ‘Full Name’ shown on the Data sheet to the name of the lessee in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(vii)	Sublease?

g	Where the Data sheet indicated “Yes” we noted that the information shown on the Data sheet in respect of the existence of a sublease was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number.

(viii)	Lease Type

h	We compared the ‘Lease Type’ shown on the Data sheet to the lease type shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(ix)	Accrual Basis

i	We compared the ‘Accrual Basis’ shown on the Data sheet to the payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(x)	Rental Payment Due

j	We compared the ‘Rental Payment Due’ date shown on the Data sheet to the day of payment information shown, or derived from the Lease Delivery Date, in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

4

Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

(xi)	Initial Lease Currency

k	We compared the ‘Initial Lease Currency’ shown on the Data sheet to the currency of payment shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xii)	Initial Rental Frequency

l	We compared the ‘Initial Rental Frequency’ shown on the Data sheet in respect of the billing frequency per annum to the rental payment information shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiii)	Initial Lease Avg. Basic Rent

m	We compared the ‘Initial Lease Avg. Basic Rent’ shown on the Data sheet to a corresponding US Dollar amount shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiv)	Lease Delivery Date

n	We compared the ‘Lease Delivery Date’ shown on the Data sheet to the lease delivery date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xv)	Initial Actual Lease Expiry

o	We compared the ‘Initial Actual Lease Expiry’ date shown on the Data sheet to the lease expiry date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

oa	We noted that the ‘Initial Actual Lease Expiry’ date shown on the Data sheet was derived from the lease delivery date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

ob	We compared the ‘Initial Actual Lease Expiry’ date shown on the Data sheet to the lease expiry date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement, whilst noting the contractual lease expiry date shown in the Lease Agreement may be subject to change, depending on when a set number of cycles have been accumulated on the aircraft. We make no further comment on this item.

(xvi)	Redelivery Condition

p	Where the Data sheet indicated a requirement for either the lessee or lessor to make adjustment payments on redelivery, based on maintenance condition, we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provided for adjustment payments on redelivery, based on maintenance condition.

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Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

(xvii)	AD Sharing (Yes/No)

q	Where the Data sheet indicated “Yes” we noted that the information shown on the Data sheet, in respect of the existence of a lessor obligation to share costs of performing an inspection to comply with mandatory inspection and modification requirements and Airworthiness Directives, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number. We make no comment on the completeness, adequacy or extent of the Originator’s determination of what constitutes AD Sharing obligations.

(xviii)	Initial Cash Maintenance Reserves

r	Where the Data sheet indicated “Yes” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make maintenance reserves payments in cash during the term of the lease.

(xix)	Initial Maintenance Reserve Type

s	Where the Data sheet indicated “Cash” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make maintenance reserves payments in cash during the term of the lease.

sa	Where the Data sheet indicated “EoL Adj” (End of lease adjustment) we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make end of lease compensation payments at the end of the lease.

(xx)	Initial Cash

t	We compared the US Dollar amount shown in respect of cash security deposits, received from the lessee, on the Data sheet with a corresponding amount shown for the aircraft with the same manufacturer’s serial number on a schedule provided by the Originator with an effective date of July 7, 2015 and found it to be in agreement.

ta	We compared the US Dollar amount shown in respect of cash security deposits, received from the lessee, on the Data sheet with a corresponding amount shown for the aircraft with the same manufacturer’s serial number on a schedule provided by the Originator with an effective date of July 7, 2015 and noted that the schedule provided indicated cash security deposits, received from the lessee, of US$ 1,710,000. The Originator represented to us that the difference of US$630,000 represents a pre-existing obligation of the Originator to the lessee which is expected to be refunded by the Originator to the lessee, rather than a cash security deposit held in respect of the lessee’s obligations under the lease agreement. We make no further comment on this item.

(xxi)	Initial L/C

u	We compared the US Dollar amount shown in respect of letters of credit, received from an issuer bank in respect of the lessee, on the Data sheet with a corresponding amount shown for the aircraft with the same manufacturer’s serial number on a schedule provided by the Originator with an effective date of July 7, 2015 and found it to be in agreement.

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Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

(xxii)	Interest Refundable on Cash Security Deposit

v	Where the Data sheet indicated “Yes” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated that interest accrues on cash security deposits. We make no comment on the completeness or adequacy of the Originator’s determination of what constitutes accrued interest.

(xxiii)	Option to Convert Cash Security Deposit to L/C

w	Where the Data sheet indicated “TRUE” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provides the option for the lessee to substitute a cash security deposit for a letter of credit.

(xxiv)	Early Termination Option

x	Where the Data sheet indicated “TRUE” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated an option to terminate early the lease term for the aircraft.

(xxv)	Early Termination Option Exercise Date

y	Where the Data sheet indicated the existence of an early termination option we compared the narrative based details of the early termination, shown on the Data sheet, to the Lease Agreement for the aircraft with the same manufacturer’s serial number and noted that this narrative was correctly derived from the Lease Agreement.

(xxvi)	Extension Option

z	Where the Data sheet indicated “TRUE” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated an option to extend the lease term for the aircraft.

(xxvii)	Extension Option Period (months)

aa	Where the Data sheet indicated the existence of an extension option we compared the details of the number of months by which the lease can be extended, shown on the Data sheet, to the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

aa1	Where the Data sheet indicated the existence of an extension option we compared the narrative based details of the extension, shown on the Data sheet, to the Lease Agreement for the aircraft with the same manufacturer’s serial number and noted that this narrative was correctly derived from the Lease Agreement.

(xxviii)	Purchase Option

ab	Where the Data sheet indicated “TRUE” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated an option for the lessee to purchase the aircraft at the lease expiry date.

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Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

(xxix)	3rd Party guarantee?

ac	Where the Data sheet indicated “TRUE” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provided for a third party to provide credit support for the lessee’s payments and other obligations.

(xxx)	Initial Lessee Country

ad	We compared the ‘Initial Lessee Country’ shown on the Data sheet to the lessee jurisdiction information shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

We have complied with the Code of Ethics for Professional Accountants by the International Ethics Standards Board for Accountants (the “IESBA Code”). We confirm we are auditors of the Issuer and as such are independent of the Issuer (but not necessarily any other parties) for the purposes of the IESBA Code.

Yours faithfully

KPMG

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Diamond Head Aviation 2015 Limited

Agreed upon procedures

July 14, 2015

Attachment A

The Data sheet

9

Project Lift

Portfolio Replines

	KPMG	Aircraft	KPMG		KPMG		KPMG	Date of Build / First	KPMG	Full Name	KPMG		KPMG		KPMG
MSN	AUP ref	Type	AUP ref	Manufacturer	AUP ref	Engine Type	AUP ref	Flight	AUP ref		AUP ref	Sublease?	AUP ref	Lease Type	AUP ref
	a		b	Airbus	c		d	19-Apr-94	ea		f			Fixed	h
	a		b	Airbus	c		d	25-Jan-96	ea		f			Fixed	h
	a		b	Airbus	c		d	23-Feb-96	ea		f			Fixed	h
	a		b	Airbus	c		d	27-Feb-96	ea		f			Fixed	h
	a		b	Airbus	c		d	28-Mar-96	ea		f			Fixed	h
	a		b	Airbus	c		d	6-Dec-02	ea		f		g	Fixed	h
	a		b	Boeing	c		d	24-Sep-90	ea		f			Fixed	h
	a		b	Boeing	c		d	7-Mar-91	e		f			Fixed	h
	a		b	Boeing	c		d	10-Apr-91	e		f			Fixed	h
	a		b	Boeing	c		d	31-Oct-94	ea		f			Fixed	h
	a		b	Boeing	c		d	11-Apr-94	e		f			Stepped	h
	a		b	Boeing	c		d	17-May-94	e		f			Fixed	h
	a		b	Boeing	c		d	3-Oct-95	ea		f			Fixed	h
	a		b	Boeing	c		d	10-Mar-00	e		f			Stepped	h
	a		b	Boeing	c		d	17-May-95	ea		f			Fixed	h
	a		b	Boeing	c		d	12-Jul-96	ea		f			Fixed	h
	a		b	Boeing	c		d	29-Dec-98	e		f			Fixed	h
	a		b	Boeing	c		d	26-Jul-99	e		f			Fixed	h
	a		b	Boeing	c		d	18-Oct-99	e		f			Stepped	h
	a		b	Boeing	c		d	12-Nov-99	e		f			Stepped	h
	a		b	Boeing	c		d	4-Apr-00	ea		f			Stepped	h
	a		b	Boeing	c		d	12-Jun-97	e		f			Stepped	h
	a		b	Boeing	c		d	24-Jun-97	e		f			Fixed	h
	a		b	Boeing	c		d	23-Apr-97	e		f			Fixed	h
	a		b	Boeing	c		d	19-Jun-97	e		f			Stepped	h
	a		b	Boeing	c		d	21-Jan-00	e		f			Stepped	h
	a		b	Boeing	c		d	6-Jun-02	e		f			Fixed	h
	a		b	Boeing	c		d	8-May-02	e		f			Fixed	h
	a		b	Boeing	c		d	23-Sep-02	e		f			Fixed	h
	a		b	Boeing	c		d	14-Oct-02	e		f		g	Fixed	h

	KPMG		KPMG	Initial	KPMG		KPMG		KPMG		KPMG
				Lease		Initial Rental
Accrual Basis	AUP ref	Rental Payment Due	AUP ref	Currency	AUP ref	Frequency	AUP ref	Initial Lease Avg. Basic Rent	AUP ref	Lease Delivery Date	AUP ref
In Advance	i	11th of each month	j	USD	k	Monthly	l	$360,000	m	11-Sep-07	n
In Advance	i	1st of each month	j	USD	k	Monthly	l	$200,000	m	31-Jan-06	n
In Advance	i	1st of each month	j	USD	k	Monthly	l	$200,000	m	28-Feb-06	n
In Advance	i	1st of each month	j	USD	k	Monthly	l	$200,000	m	1-Mar-06	n
In Advance	i	1st of each month	j	USD	k	Monthly	l	$200,000	m	1-Apr-06	n
In Advance	i	9th of each month	j	USD	k	Monthly	l	$135,000	m	9-Dec-02	n
In Advance	i	24th of each month	j	USD	k	Monthly	l	$180,250	m	24-Apr-15	n
In Advance	i	7th of each month	j	USD	k	Monthly	l	$40,000	m	15-Apr-11	n
In Advance	i	1st of each month	j	USD	k	Monthly	l	$40,000	m	8-Feb-11	n
In Advance	i	6th of each month	j	USD	k	Monthly	l	$95,000	m	6-May-10	n
		16th of each month up to 16 December 2015, stub payment on						$55,000 per month up to 20 December 2015 and $40,000 per month
In Advance	i	16 December 2015 for period 16 December 2015 to 19	j		k		l		m		n
		December 2015 and 20th of each month thereafter		USD		Monthly		thereafter to lease expiry date		16-Nov-12
In Advance	i	28th of each month	j	USD	k	Monthly	l	$40,000	m	7-Oct-11	n
In Advance	i	1st of each month	j	USD	k	Monthly	l	$40,000	m	21-Feb-12	n
								$345,000 per month up to 30 November 2015, $295,000 per month
								for the period commencing 1 December 2015 through to 30
In Advance	i	1st of each month	j	USD	k	Monthly	l	November 2016 and $265,000 per month thereafter to lease expiry	m		n
								date		1-Apr-11
In Advance	i	18th of each month	j	USD	k	Monthly	l	$40,000	m	29-Mar-12	n
In Advance	i	23rd of each month	j	USD	k	Monthly	l	$65,000	m	23-Dec-04	n
In Advance	i	21st of each month	j	USD	k	Monthly	l	$715,000	m	21-Dec-01	n
In Advance	i	10th of each month	j	USD	k	Monthly	l	$170,000	m	10-Oct-04	n
In Advance	i	24th of each month	j	USD	k		l	$152,500 per month for the 24 months commencing 24 July 2014	m		n
						Monthly		and $139,000 per month thereafter to lease expiry date		25-Jul-08
	i		j		k		l	$152,500 per month for the 24 months commencing 24 July 2014	m		n
In Advance		24th of each month		USD		Monthly		and $139,000 per month thereafter to lease expiry date		25-Jul-08
	i		j		k		l	$235,000 per month up to 19 December 2018 and $190,000 per	m		n
In Advance		15th of each month		USD		Monthly		month thereafter to lease expiry date		19-Jun-13
	i		j		k		l	$80,000 per month up to and including 14 June 2015 and $60,000	m		n
In Advance		15th of each month		USD		Monthly		per month thereafter to lease expiry date		15-Jun-09
In Advance	i	21st of each month	j	USD	k	Monthly	l	$60,000	m	21-Apr-09	n
In Advance	i	29th of each month	j	USD	k	Monthly	l	$65,000	m	29-Dec-04	n
	i		j		k		l	$115,000 per month until 16 August 2015 and $65,000 per month	m		n
In Advance		17th of each month		USD		Monthly		thereafter to lease expiry date		17-Feb-05
								$240,000 per month in each six month period commencing on 17
								May through to 16 October, and $140,000 per month in each six
In Advance	i	17th of each month	j	USD	k	Monthly	l	month period commencing on 17 October through to 16 May,	m		n
								throughout the lease term		17-Jun-13
In Advance	i	23rd of each month	j	USD	k	Monthly	l	$120,000	m	25-Jul-14	n
In Advance	i	6th of each month	j	USD	k	Monthly	l	$120,000	m	5-Feb-14	n
In Advance	i	1st of every month	j	USD	k	Monthly	l	$605,750	m	23-Sep-02	n
In Advance	i	1st of every month	j	USD	k	Monthly	l	$302,000	m	1-May-15	n

						Maintenance Reserves				Security Deposit

						Initial Cash								Interest
Initial Actual Lease	KPMG		KPMG	AD Sharing	KPMG		KPMG		KPMG		KPMG		KPMG	Refundable on	KPMG
						Maintenance		Initial Maintenance						Cash Security
Expiry	AUP ref	Redelivery Condition	AUP ref	(Yes/No)	AUP ref	Reserves	AUP ref	Reserve Type	AUP ref	Initial Cash	AUP ref	Initial L/C	AUP ref	Deposit	AUP ref
10-May-16	o	None				Yes	r	Cash	s		ta			No
	oa	Lessee may be required to make maintenance	p		q		r		s		t
31-Jan-17		true-up payments.				Yes		Cash						No
	oa	Lessee may be required to make maintenance	p		q		r		s		t
28-Feb-17		true-up payments.				Yes		Cash						No
	oa	Lessee may be required to make maintenance	p		q		r		s		t
31-Mar-17		true-up payments.				Yes		Cash						No
	oa	Lessee may be required to make maintenance	p		q		r		s		t
30-Apr-17		true-up payments.				Yes		Cash						No
	o	Lessee may be required to make maintenance	p		q				sa
8-Dec-20		true-up payments.				No		EoL Adj						No
23-Oct-21	oa	None			q	Yes	r	Cash	s					No
6-Feb-16	o	None			q	Yes	r	Cash	s		t			No
28-Sep-15	o	None			q	Yes	r	Cash	s		t			No
5-Oct-16	ob	None				Yes	r	Cash	s		t		u	No
20-Jun-16	o	None			q	Yes	r	Cash	s		t			No
6-Mar-16	o	None			q	Yes	r	Cash	s		t			No
	o	Lessee may be required to make maintenance	p		q		r		s		t
4-Jan-16		true-up payments.				Yes		Cash						No
30-Nov-17	o	None				Yes	r	Cash	s		t			No
18-Mar-16	o	None			q	Yes	r	Cash	s		t			No
22-Jan-20	o	None			q	Yes	r	Cash	s		t			Yes	v
	o	Lessee may be required to make maintenance	p		q				sa		t
20-Feb-19		true-up payments.				No		EoL Adj						No
	oa	Lessee may be required to make maintenance	p				r		s		t
9-Oct-16		true-up payments.				Yes		Cash						No
	oa	Lessee and Lessor may be required to make	p						sa		t
24-Jul-18		maintenance true-up payments.				No		EoL Adj						No
	oa	Lessee and Lessor may be required to make	p						sa		t
24-Jul-18		maintenance true-up payments.				No		EoL Adj						No
15-Dec-20	o	None			q	Yes	r	Cash	s				u	No
14-Dec-17	oa	None			q	Yes	r	Cash	s				u	No
20-Oct-17	oa	None			q	Yes	r	Cash	s				u	No
28-Jan-20	o	None			q	Yes	r	Cash	s		t			Yes	v
16-Mar-20	o	None			q	Yes	r	Cash	s		t			Yes	v
16-Mar-20	oa	None			q	Yes	r	Cash	s		t			No
	o	Lessee and Lessor may be required to make	p						sa
20-Mar-26		maintenance true-up payments.				No		EoL Adj						No
	o	Lessee and Lessor may be required to make	p						sa
3-Oct-25		maintenance true-up payments.				No		EoL Adj						No
	o	Lessee may be required to make maintenance	p				r		s		t
30-Nov-15		true-up payments.				Yes		Cash						No
	o	Lessee and Lessor may be required to make	p		q				sa		t				v
31-Dec-21		maintenance true-up payments.				No		EoL Adj						Yes

Portfolio Stratifications

Lease Options														Initial Lease

Option to
Convert Cash	KPMG	Early	KPMG		KPMG		KPMG		KPMG		KPMG		KPMG		KPMG
Security Deposit		Termination		Early Termination		Extension		Extension Option				3rd Party
to L/C	AUP ref	Option	AUP ref	Option Exercise Date	AUP ref	Option	AUP ref	Period (months)	AUP ref	Purchase Option	AUP ref	guarantee?	AUP ref	Initial Lessee Country	AUP ref
FALSE		FALSE				FALSE						FALSE			ad
FALSE		FALSE				FALSE						FALSE			ad
FALSE		FALSE				FALSE						FALSE			ad
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FALSE		FALSE				FALSE					ab	FALSE			ad
FALSE		FALSE				TRUE	z	24	aa			TRUE	ac		ad
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TRUE	w	FALSE				FALSE						FALSE			ad
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FALSE		TRUE	x	Tech Spec Determined	y	TRUE	z	Tech Spec Determined	aa1			FALSE			ad
FALSE		TRUE	x	Tech Spec Determined	y	TRUE	z	Tech Spec Determined	aa1			FALSE			ad
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TRUE	w	FALSE				FALSE						FALSE			ad
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TRUE	w	FALSE				FALSE						FALSE			ad